Other assets (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
Other assets are as follows:

	December 31, 2015	December 31, 2014
Prepaid lease payments (note 7)	$1,834	$1,953
Intangible assets (note 11(b))	3,174	4,385
Deferred financing costs (note 11(c))	930	2,205
Deferred lease inducement asset (note 11(d))	1,070	1,212
	$7,008	$9,755

Schedule of intangible assets	Intangible assets

	December 31, 2015	December 31, 2014
Cost	$17,881	$17,102
Accumulated amortization	14,707	12,717
Net book value	$3,174	$4,385

Schedule of estimated amortization expense for future years	The estimated amortization expense for future years is as follows:

For the year ending December 31,
2016	$1,497
2017	977
2018	576
2019	124
$3,174

Schedule of deferred finance costs
Deferred financing costs

December 31, 2015	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$686	$96	$590
Series 1 Debentures	8,644	8,304	340
	$9,330	$8,400	$930

December 31, 2014	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$957	$426	$531
Series 1 Debentures	8,644	6,970	1,674
	$9,601	$7,396	$2,205

Schedule of deferred lease inducement assets

	December 31, 2015	December 31, 2014
Balance, beginning of year	$1,212	$—
Additions	—	1,307
Amortization of deferred lease inducements	(142)	(95)
Balance, end of year	$1,070	$1,212